Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	May 31, 2023	Apr. 05, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
C000239677
Account Value [Line Items]
Line Graph and Table Measure Name			Shares based on NAV
C000234252
Account Value [Line Items]
Line Graph and Table Measure Name			Shares based on NAV
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 10,000		$ 12,418	$ 10,396
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	12,817	10,124	$ 8,773
Solactive GBS Global Markets ex United States Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets ex United States Large & Mid Cap Index
Account Value	$ 10,000		12,279	10,393
Goldman Sachs MarketBeta® Total International Equity ETF
Account Value [Line Items]
Account Value	$ 10,000		11,981	10,185
Solactive GBS United States 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS United States 1000 Index
Account Value		$ 10,000	12,809	10,113	8,765
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Account Value [Line Items]
Account Value		$ 10,000	$ 12,798	$ 10,117	$ 8,764